Equity Investments in Subsidiaries, Associates and Joint Ventures - Summary of Equity Investments in Subsidiaries (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Banco De Galicia Y Buenos Aires S.A.U. [member]
Disclosure of subsidiaries [line items]
Investments in subsidiaries	$ 668,549,353	$ 668,549,353
Proportion of ownership interest in subsidiary	100.00%	100.00%
Cobranzas Regionales S.A. [member]
Disclosure of subsidiaries [line items]
Investments in subsidiaries	$ 8,300	$ 8,300
Proportion of ownership interest in subsidiary	83.00%	83.00%
Galicia Administradora de Fondos S.A [member]
Disclosure of subsidiaries [line items]
Investments in subsidiaries	$ 20,000	$ 20,000
Proportion of ownership interest in subsidiary	100.00%	100.00%
Galicia Broker Asesores de Seguros S.A. [member]
Disclosure of subsidiaries [line items]
Investments in subsidiaries	$ 71,310	$ 71,310
Proportion of ownership interest in subsidiary	99.99%	99.99%
Galicia Retiro Compania de Seguros S.A. [member]
Disclosure of subsidiaries [line items]
Investments in subsidiaries	$ 7,727,271	$ 7,727,271
Proportion of ownership interest in subsidiary	100.00%	99.99%
Galicia Seguros S.A. [member]
Disclosure of subsidiaries [line items]
Investments in subsidiaries	$ 1,830,883	$ 1,830,883
Proportion of ownership interest in subsidiary	100.00%	99.99%
Galicia Valores S.A. [member]
Disclosure of subsidiaries [line items]
Investments in subsidiaries	$ 1,000,000	$ 1,000,000
Proportion of ownership interest in subsidiary	100.00%	100.00%
Galicia Warrants S.A. [member]
Disclosure of subsidiaries [line items]
Investments in subsidiaries	$ 1,000,000	$ 1,000,000
Proportion of ownership interest in subsidiary	100.00%	100.00%
IGAM LLC [Member]
Disclosure of subsidiaries [line items]
Investments in subsidiaries	$ 73,996,713
Proportion of ownership interest in subsidiary	100.00%
Naranja Digital Compañía Financiera S.A.U. [member]
Disclosure of subsidiaries [line items]
Investments in subsidiaries	$ 541,631,025
Proportion of ownership interest in subsidiary	83.00%
Nargelon SA [member]
Disclosure of subsidiaries [line items]
Investments in subsidiaries	$ 12,000
Proportion of ownership interest in subsidiary	100.00%
Ondara S.A. [member]
Disclosure of subsidiaries [line items]
Investments in subsidiaries	$ 12,955,140	$ 13,636,990
Proportion of ownership interest in subsidiary	83.85%	83.85%
Sudamericana Holding S.A. [member]
Disclosure of subsidiaries [line items]
Investments in subsidiaries	$ 185,653	$ 185,653
Proportion of ownership interest in subsidiary	100.00%	100.00%
Tarjeta Naranja S.A. [member]
Disclosure of subsidiaries [line items]
Investments in subsidiaries	$ 2,344	$ 2,344
Proportion of ownership interest in subsidiary	83.00%	83.00%
Tarjetas Regionales S.A. [member]
Disclosure of subsidiaries [line items]
Investments in subsidiaries	$ 894,552,668	$ 894,552,668
Proportion of ownership interest in subsidiary	83.00%	83.00%